INITIAL PUBLIC OFFERING	12 Months Ended
Dec. 31, 2025
Initial Public Offering
INITIAL PUBLIC OFFERING

NOTE 3 — INITIAL PUBLIC OFFERING

Pursuant to the Initial Public Offering, on January 21, 2025, the Company sold 19,000,000 Units, which includes the partial exercise by the Underwriters of their over-allotment option in the amount of 1,500,000 Units, at a purchase price of $10.00 per Unit. Each Unit consists of one Class A ordinary share and one Share Right entitling the holder thereof to receive one-twelfth (1/12) of one Class A ordinary share upon the consummation of an Initial Business Combination.

HENNESSY CAPITAL INVESTMENT CORP. VII

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

DECEMBER 31, 2025